UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      CFO
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          February 12, 2004
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   36
                                                     ------------

Form 13F Information Table Value Total:              $  190,537
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None

                                      FORM 13F INFORMATION TABLE
                                        VALUE      SHARES/     SH/PUT/INVSTMT OTHER        VOTING AUTH.
NAME OF ISSUER TITLE OF CLASSCUSIP NO (X$1000)     PRN AMT     PRNCALLDSCRETNMANAGERS SOLE   SHARED   NONE
Allete              COM      018522102 5839796      190843     SH      SOLE          190843     0      0
Apogent Technol     COM      03760A101  2442         106       SH      SOLE           106       0      0
Boston Properti     COM      101121101  9060         188       SH      SOLE           188       0      0
Brinks Company      COM      109696104 5566243      246185     SH      SOLE          246185     0      0
Burlington Reso     COM      122014103 7714379      139299     SH      SOLE          139299     0      0
Centurytel          COM      156700106 7018584      215162     SH      SOLE          215162     0      0
Charles River L     COM      159864107 2619345      76299      SH      SOLE          76299      0      0
Conseco             COM      208464883 3026058      138810     SH      SOLE          138810     0      0
Edward Lifescie     COM      28176E108 7108115      236307     SH      SOLE          236307     0      0
Gap (The)           COM      364760108 5658459      243794     SH      SOLE          243794     0      0
Grant Prideco       COM      38821G101 4461264      342647     SH      SOLE          342647     0      0
HCC Insurance H     COM      404132102 7057247      221926     SH      SOLE          221926     0      0
Hillenbrand Ind     COM      431573104 5838605      94080      SH      SOLE          94080      0      0
IDEX Corporatio     COM      45167R104 4557723      109587     SH      SOLE          109587     0      0
Interpublic Gro     COM      460690100 6680014      428206     SH      SOLE          428206     0      0
Jacobs Engineer     COM      469814107 8054878      167775     SH      SOLE          167775     0      0
Kinder Morgan E     COM      494550106 1976269      40111      SH      SOLE          40111      0      0
Kinder Morgan M     COM      49455U100 6909341      160832     SH      SOLE          160832     0      0
Kroger              COM      501044101 4680402      252858     SH      SOLE          252858     0      0
La Quinta Corp      COM      50419U202 5338049      832769     SH      SOLE          832769     0      0
New York Times      COM      650111107 4922083      102994     SH      SOLE          102994     0      0
PMI Group           COM      69344M101 7947116      213460     SH      SOLE          213460     0      0
PartnerRe           COM      G6852T105 8683293      149583     SH      SOLE          149583     0      0
Pep Boys            COM      713278109 6118686      267542     SH      SOLE          267542     0      0
Pioneer Natural     COM      723787107 7024313      219991     SH      SOLE          219991     0      0
Prentiss Proper     COM      740706106 4998018      151501     SH      SOLE          151501     0      0
Principal Finan     COM      74251V102 4424733      133799     SH      SOLE          133799     0      0
Roper Industrie     COM      776696106 1770503      35942      SH      SOLE          35942      0      0
Ross Stores         COM      778296103 5134556      194270     SH      SOLE          194270     0      0
Southtrust          COM      844730101 6758876      206504     SH      SOLE          206504     0      0
Southwest Airli     COM      844741108 5292064      327885     SH      SOLE          327885     0      0
Tektronix           COM      879131100 6819059      215793     SH      SOLE          215793     0      0
Union Pacific       COM      907818108 6652363      95745      SH      SOLE          95745      0      0
Varian Medical      COM      92220P105 5399474      78140      SH      SOLE          78140      0      0
Weatherford Int     COM      947074100 2795148      77643      SH      SOLE          77643      0      0
Zebra Technnolo     COM      989207105 5680111      85582      SH      SOLE          85582      0      0

                                      190536669